Acquisition (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	9 Months Ended	12 Months Ended
		Apr. 01, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocation of purchase price
Total revenues	[1]				¥ 1,030,331	¥ 1,208,845	¥ 1,327,781
Net income/(loss)					¥ (273,066)	¥ 365,279	¥ 724,002
Yitian Xindong
Business Acquisition [Line Items]
Equity interest owned by the Group			51.00%					25.50%
Percentage of equity interest acquired by way of call option exercised			25.50%
Voting rights owned by the company, (in percent)			51.00%
Tianbo
Business Acquisition [Line Items]
Equity interest owned by the Group		50.00%
Allocation of purchase price
Non-cash consideration		¥ 5,900
Fair value of previously held equity interest in Tianbo		17,012
Business acquisition, gain or loss recognized on remeasurement		¥ 500
Total revenues				¥ 248,500
Net income/(loss)				¥ 19,600

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):